UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22350

Investment Company Act File Number

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Global Opportunities Portfolio

July 31, 2016

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 16.6%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 267, (Interest Only), Class S5, 5.519%, 8/15/42(1)(2)	$20,938,038	$4,763,703
Series 2182, Class ZC, 7.50%, 9/15/29	237,140	281,567
Series 2631, (Interest Only), Class DS, 6.619%, 6/15/33(1)(2)	4,461,487	678,138
Series 2953, (Interest Only), Class LS, 6.219%, 12/15/34(1)(2)	4,225,050	534,941
Series 2956, (Interest Only), Class SL, 6.519%, 6/15/32(1)(2)	2,181,860	467,173
Series 3114, (Interest Only), Class TS, 6.169%, 9/15/30(1)(2)	7,753,467	1,332,243
Series 3153, (Interest Only), Class JI, 6.139%, 5/15/36(1)(2)	4,952,226	1,030,251
Series 3727, (Interest Only), Class PS, 6.219%, 11/15/38(1)(2)	9,983,890	394,461
Series 3745, (Interest Only), Class SA, 6.269%, 3/15/25(1)(2)	4,391,672	415,940
Series 3780, (Interest Only), Class PS, 5.969%, 8/15/35(1)(2)	2,843,789	26,105
Series 3845, (Interest Only), Class ES, 6.169%, 1/15/29(1)(2)	3,981,515	190,217
Series 3919, (Interest Only), Class SL, 6.169%, 10/15/40(1)(2)	1,202,323	22,105
Series 3969, (Interest Only), Class SB, 6.169%, 2/15/30(1)(2)	3,543,618	235,238
Series 3973, (Interest Only), Class SG, 6.169%, 4/15/30(1)(2)	5,494,974	459,257
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	5,045,617	635,602
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	23,532,359	1,731,026
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(1)	18,526,036	1,895,864
Series 4070, (Interest Only), Class S, 5.619%, 6/15/32(1)(2)	25,590,031	4,634,616
Series 4095, (Interest Only), Class HS, 5.619%, 7/15/32(1)(2)	9,629,426	1,588,637
Series 4109, (Interest Only), Class ES, 5.669%, 12/15/41(1)(2)	96,368	13,873
Series 4109, (Interest Only), Class KS, 5.619%, 5/15/32(1)(2)	7,724,534	287,371
Series 4109, (Interest Only), Class SA, 5.719%, 9/15/32(1)(2)	9,628,139	1,905,425
Series 4149, (Interest Only), Class S, 5.769%, 1/15/33(1)(2)	7,244,583	1,394,603
Series 4163, (Interest Only), Class GS, 5.719%, 11/15/32(1)(2)	5,562,717	1,208,448
Series 4169, (Interest Only), Class AS, 5.769%, 2/15/33(1)(2)	9,485,787	1,965,132
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	8,426,695	743,566
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	14,384,740	1,355,603
Series 4189, (Interest Only), Class SQ, 5.669%, 12/15/42(1)(2)	10,073,737	1,315,304
Series 4203, (Interest Only), Class QS, 5.769%, 5/15/43(1)(2)	6,833,231	1,235,844
Series 4212, (Interest Only), Class SA, 5.719%, 7/15/38(1)(2)	21,976,891	2,729,417
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	6,192,070	205,541
Series 4273, Class SP, 10.756%, 11/15/43(2)	1,033,240	1,260,275
Series 4316, (Interest Only), Class JS, 5.619%, 1/15/44(1)(2)	11,351,759	1,415,054
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	13,166,760	1,344,010
Series 4326, Class TS, 12.267%, 4/15/44(2)	2,758,129	2,801,449
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	5,772,897	601,912
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	5,953,176	431,342
Series 4336, Class GU, 3.50%, 2/15/53	2,544,502	2,573,203
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	12,123,355	1,260,281
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	7,298,483	538,850
Series 4381, (Interest Only), Class SK, 5.669%, 6/15/44(1)(2)	12,794,428	1,558,540
Series 4388, (Interest Only), Class MS, 5.619%, 9/15/44(1)(2)	14,235,659	1,772,942
Series 4407, Class LN, 8.233%, 12/15/43(2)	1,868,575	1,918,071
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	3,203,283	2,978,728
Series 4452, (Interest Only), Class SP, 5.719%, 10/15/43(1)(2)	25,002,098	2,585,443
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	8,820,088	8,215,003
Series 4497, (Interest Only), Class CS, 5.719%, 9/15/44(1)(2)	29,045,169	4,316,294
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(1)	17,244,885	1,451,157
Series 4507, (Interest Only), Class SJ, 5.699%, 9/15/45(1)(2)	17,245,230	3,867,007
Series 4526, (Interest Only), Class PI, 3.50%, 1/15/42(1)	11,469,408	656,392
Series 4528, (Interest Only), Class BS, 5.669%, 7/15/45(1)(2)	18,650,344	2,309,320

		$79,532,484

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DN1, Class M3, 4.638%, 1/25/25(4)	$13,500,000	$14,286,889
Series 2015-DNA1, Class M3, 3.788%, 10/25/27(4)	12,141,000	12,394,430
Series 2015-DNA2, Class M3, 4.388%, 12/25/27(4)	1,575,000	1,671,872
Series 2015-DNA3, Class M3, 5.188%, 4/25/28(4)	8,750,000	9,219,879
Series 2016-DNA1, Class M3, 6.038%, 7/25/28(4)	2,500,000	2,715,256
Series 2016-DNA2, Class M3, 5.138%, 10/25/28(4)	1,750,000	1,811,723

		$42,100,049

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$545,463	$625,814
Series 1994-42, Class K, 6.50%, 4/25/24	342,786	379,882
Series 2004-46, (Interest Only), Class SI, 5.512%, 5/25/34(1)(2)	7,611,860	1,182,097
Series 2005-17, (Interest Only), Class SA, 6.212%, 3/25/35(1)(2)	3,656,030	864,509
Series 2005-71, (Interest Only), Class SA, 6.262%, 8/25/25(1)(2)	4,184,302	595,110
Series 2005-105, (Interest Only), Class S, 6.212%, 12/25/35(1)(2)	3,484,963	743,493
Series 2006-44, (Interest Only), Class IS, 6.112%, 6/25/36(1)(2)	2,991,922	610,471
Series 2006-65, (Interest Only), Class PS, 6.732%, 7/25/36(1)(2)	2,961,749	669,001
Series 2006-96, (Interest Only), Class SN, 6.712%, 10/25/36(1)(2)	4,245,140	894,271
Series 2006-104, (Interest Only), Class SD, 6.152%, 11/25/36(1)(2)	2,970,039	631,839
Series 2006-104, (Interest Only), Class SE, 6.142%, 11/25/36(1)(2)	1,980,026	420,500
Series 2007-50, (Interest Only), Class LS, 5.962%, 6/25/37(1)(2)	4,070,637	782,688
Series 2008-26, (Interest Only), Class SA, 5.712%, 4/25/38(1)(2)	5,878,012	1,141,865
Series 2008-61, (Interest Only), Class S, 5.612%, 7/25/38(1)(2)	9,239,203	1,864,429
Series 2009-62, Class WA, 5.565%, 8/25/39(5)	3,060,586	3,460,159
Series 2010-99, (Interest Only), Class NS, 6.112%, 3/25/39(1)(2)	7,789,561	490,330
Series 2010-124, (Interest Only), Class SJ, 5.562%, 11/25/38(1)(2)	5,237,050	471,485
Series 2010-135, (Interest Only), Class SD, 5.512%, 6/25/39(1)(2)	10,600,304	1,178,234
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(1)	9,289,304	104,636
Series 2011-45, (Interest Only), Class SA, 6.162%, 1/25/29(1)(2)	9,153,416	417,755
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	8,958,246	813,327
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	6,728,326	610,914
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	10,830,566	992,382
Series 2012-24, (Interest Only), Class S, 5.012%, 5/25/30(1)(2)	5,663,826	454,207
Series 2012-30, (Interest Only), Class SK, 6.062%, 12/25/40(1)(2)	13,785,687	1,938,239
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	15,124,677	1,564,917
Series 2012-56, (Interest Only), Class SU, 6.262%, 8/25/26(1)(2)	8,611,136	611,646
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	20,908,859	1,029,527
Series 2012-73, (Interest Only), Class MS, 5.562%, 5/25/39(1)(2)	19,958,508	1,988,169
Series 2012-76, (Interest Only), Class GS, 5.562%, 9/25/39(1)(2)	11,419,364	1,150,799
Series 2012-86, (Interest Only), Class CS, 5.612%, 4/25/39(1)(2)	8,277,047	880,989
Series 2012-103, (Interest Only), Class GS, 5.612%, 2/25/40(1)(2)	22,141,223	2,353,003
Series 2012-124, (Interest Only), Class IO, 1.659%, 11/25/42(1)(5)	26,876,385	1,487,979
Series 2012-139, (Interest Only), Class LS, 5.684%, 12/25/42(1)(2)	11,743,533	2,632,913
Series 2012-147, (Interest Only), Class SA, 5.612%, 1/25/43(1)(2)	15,351,593	2,896,961
Series 2012-150, (Interest Only), Class PS, 5.662%, 1/25/43(1)(2)	13,574,533	2,711,123
Series 2012-150, (Interest Only), Class SK, 5.662%, 1/25/43(1)(2)	21,040,526	4,318,589
Series 2013-6, Class TA, 1.50%, 1/25/43	4,190,139	4,137,531
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	35,026,947	6,606,590
Series 2013-12, (Interest Only), Class SP, 5.162%, 11/25/41(1)(2)	6,958,629	880,337
Series 2013-15, (Interest Only), Class DS, 5.712%, 3/25/33(1)(2)	15,475,990	3,333,061
Series 2013-23, (Interest Only), Class CS, 5.762%, 3/25/33(1)(2)	8,645,248	1,832,349
Series 2013-54, (Interest Only), Class HS, 5.812%, 10/25/41(1)(2)	16,330,259	2,262,614
Series 2013-64, (Interest Only), Class PS, 5.762%, 4/25/43(1)(2)	10,477,535	1,856,548
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	16,405,830	2,074,517
Series 2013-75, (Interest Only), Class SC, 5.762%, 7/25/42(1)(2)	26,733,679	4,140,933
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	7,357,431	620,280
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	5,977,773	635,825
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(1)	3,859,449	384,430

Security	Principal Amount	Value
Series 2014-41, (Interest Only), Class SA, 5.562%, 7/25/44(1)(2)	$10,955,364	$1,907,453
Series 2014-43, (Interest Only), Class PS, 5.612%, 3/25/42(1)(2)	13,187,457	1,806,703
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	18,366,933	2,052,266
Series 2014-64, (Interest Only), Class BI, 3.50%, 3/25/44(1)	7,726,755	720,504
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	15,026,153	1,783,577
Series 2014-72, Class CS, 8.195%, 11/25/44(2)	568,594	574,386
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	11,468,172	1,356,431
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	18,032,289	2,202,921
Series 2015-6, (Interest Only), Class IM, 1.00%, 6/25/43(1)(2)	25,721,501	1,088,575
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	20,820,567	2,106,350
Series 2015-17, (Interest Only), Class SA, 5.712%, 11/25/43(1)(2)	21,857,732	2,352,120
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	11,396,736	1,302,351
Series 2015-31, (Interest Only), Class SG, 5.612%, 5/25/45(1)(2)	23,977,091	3,567,284
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	11,899,369	1,306,612
Series 2015-47, (Interest Only), Class SG, 5.662%, 7/25/45(1)(2)	14,068,382	3,097,502
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	31,564,972	3,646,531
Series 2015-93, (Interest Only), Class BS, 5.662%, 8/25/45(1)(2)	17,471,434	2,579,268
Series 2015-95, (Interest Only), Class SB, 5.512%, 1/25/46(1)(2)	23,338,171	5,426,533
Series 2016-1, (Interest Only), Class SJ, 5.662%, 2/25/46(1)(2)	33,109,020	6,703,683

		$120,310,317

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2015-C03, Class 1M2, 5.488%, 7/25/25(4)	$3,000,000	$3,163,502

		$3,163,502

Government National Mortgage Association:
Series 2010-134, (Interest Only), Class ES, 5.514%, 11/20/39(1)(2)	$14,751,441	$1,313,955
Series 2011-48, (Interest Only), Class SD, 6.184%, 10/20/36(1)(2)	12,209,393	818,324
Series 2014-68, (Interest Only), Class KI, 0.939%, 10/20/42(1)(5)	25,154,845	925,035
Series 2014-146, Class S, 5.42%, 10/20/44(2)	378,952	380,902
Series 2015-79, Class CS, 5.151%, 5/20/45(2)	1,654,150	1,668,662
Series 2015-116, (Interest Only), Class AS, 5.214%, 8/20/45(1)(2)	18,045,592	2,289,816

		$7,396,694

Total Collateralized Mortgage Obligations (identified cost $300,283,375)		$252,503,046

Mortgage Pass-Throughs — 3.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.88%, with maturity at 2035(6)	$887,245	$927,078
4.38%, with maturity at 2030(6)	309,370	332,563
6.50%, with maturity at 2036	2,101,517	2,444,003
7.00%, with various maturities to 2036	3,618,637	4,281,584
7.50%, with maturity at 2035	1,157,488	1,379,900
8.00%, with maturity at 2026(7)	421,686	450,622

		$9,815,750

Federal National Mortgage Association:
3.71%, with maturity at 2035(6)	$869,491	$929,140
3.85%, with maturity at 2035(6)	1,931,409	2,076,207
6.00%, with various maturities to 2032	814,628	938,214
6.50%, with various maturities to 2036	3,058,906	3,555,495
7.00%, with various maturities to 2037	6,091,080	7,208,328
7.50%, with maturity at 2035(7)	6,084,866	7,318,358
8.50%, with maturity at 2032	357,883	444,210
9.50%, with maturity at 2020(7)	855,294	956,111

		$23,426,063

Security	Principal Amount	Value
Government National Mortgage Association:
7.00%, with various maturities to 2035(7)	$12,326,091	$14,747,277
7.50%, with maturity at 2032	1,170,347	1,365,671

		$16,112,948

Total Mortgage Pass-Throughs (identified cost $45,871,317)		$49,354,761

Commercial Mortgage-Backed Securities — 10.1%

Security	Principal Amount	Value
A10 Securitization, LLC
Series 2015-1, Class B, 4.12%, 4/15/34(8)	$5,100,000	$5,175,523
Americold LLC Trust
Series 2010-ARTA, Class D, 7.443%, 1/14/29(8)	1,500,000	1,690,844
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D, 4.507%, 7/10/47(5)(8)	6,683,000	5,699,037
COMM Mortgage Trust
Series 2013-CR10, Class D, 4.789%, 8/10/46(5)(8)	5,000,000	4,562,482
Series 2013-CR11, Class D, 5.169%, 10/10/46(5)(8)	6,250,000	6,088,281
Series 2014-CR20, Class D, 3.222%, 11/10/47(8)	10,650,000	8,010,655
Series 2014-CR21, Class D, 4.065%, 12/10/47(5)(8)	5,311,000	4,369,924
Series 2014-LC17, Class D, 3.687%, 10/10/47(8)	2,675,000	2,120,687
Series 2015-CR22, Class D, 4.127%, 3/10/48(5)(8)	9,275,000	7,409,934
Series 2015-CR24, Class D, 3.463%, 8/10/48(5)	10,000,000	7,619,974
Series 2015-CR27, Class D, 3.472%, 10/10/48(5)(8)	10,000,000	7,493,176
Series 2015-LC19, Class D, 2.867%, 2/10/48(8)	2,000,000	1,548,865
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class C, 4.301%, 4/15/50(5)	700,000	741,125
Goldman Sachs Mortgage Securities Corp. II
Series 2014-GC26, Class C, 4.511%, 11/10/47(5)	2,794,000	2,940,508
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.674%, 4/15/47(5)(8)	2,081,000	1,831,454
Series 2014-C21, Class D, 4.661%, 8/15/47(5)(8)	1,600,000	1,382,131
Series 2014-C22, Class D, 4.56%, 9/15/47(5)(8)	4,150,000	3,417,396
Series 2014-C23, Class D, 3.959%, 9/15/47(5)(8)	7,150,000	6,042,777
Series 2014-C25, Class D, 3.949%, 11/15/47(5)(8)	11,000,000	8,565,269
Series 2015-C29, Class D, 3.702%, 5/15/48(5)	10,000,000	7,479,423
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.413%, 8/15/46(5)(8)	5,000,000	4,264,179
Series 2014-C15, Class D, 4.895%, 4/15/47(5)(8)	2,450,000	2,221,540
Series 2014-C16, Class D, 4.757%, 6/15/47(5)(8)	4,000,000	3,320,296
Series 2015-C23, Class D, 4.136%, 7/15/50(5)(8)	5,000,000	4,050,869
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(8)	6,700,000	6,757,033
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.531%, 5/10/45(5)(8)	2,625,750	2,717,279
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.499%, 12/10/45(5)(8)	5,000,000	4,988,088
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(8)	9,590,000	7,103,336
Series 2015-C29, Class D, 4.225%, 6/15/48(5)	7,000,000	5,670,707
Series 2015-C30, Class D, 4.496%, 9/15/58(5)(8)	3,000,000	2,493,781
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	2,992,399
Series 2015-NXS1, Class D, 4.104%, 5/15/48(5)	5,232,000	4,342,240
WF-RBS Commercial Mortgage Trust
Series 2012-C7, Class D, 4.836%, 6/15/45(5)(8)	2,598,000	2,693,220
Series 2014-C24, Class D, 3.692%, 11/15/47(8)	8,000,000	6,009,282

Total Commercial Mortgage-Backed Securities (identified cost $164,902,854)		$153,813,714

Asset-Backed Securities — 12.7%

Security	Principal Amount	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class C1, 4.18%, 7/15/27(4)(8)	$7,000,000	$6,768,979
Series 2015-16A, Class D, 6.03%, 7/15/27(4)(8)	3,500,000	3,148,418
Series 2015-17A, Class C2, 5.53%, 1/15/28(4)(8)	3,400,000	3,458,805
Series 2015-17A, Class D, 7.03%, 1/15/28(4)(8)	2,000,000	1,890,866
Apidos CLO
Series 2012-9AR, Class ER, 6.78%, 7/15/23(4)(8)	3,400,000	3,388,545
Series 2014-19A, Class D, 4.429%, 10/17/26(4)(8)	5,000,000	4,926,195
Series 2015-21A, Class C, 4.229%, 7/18/27(4)(8)	4,000,000	3,822,056
Series 2015-21A, Class E, 7.129%, 7/18/27(4)(8)	2,000,000	1,397,259
Ares CLO, Ltd.
Series 2014-32A, Class C, 4.826%, 11/15/25(4)(8)	5,000,000	4,940,385
Series 2015-2A, Class E2, 5.952%, 7/29/26(4)(8)	4,500,000	3,992,913
Series 2015-2A, Class F, 7.252%, 7/29/26(4)(8)	2,000,000	1,503,650
Ares Enhanced Loan Investment Strategy, Ltd.
Series 2013-IRAR, Class D, 5.715%, 7/23/25(4)(8)	3,700,000	3,400,478
Babson CLO, Ltd.
Series 2014-IIA, Class D, 4.279%, 10/17/26(4)(8)	5,000,000	4,740,975
Ballyrock, Ltd.
Series 2014-1A, Class C, 4.384%, 10/20/26(4)(8)	5,000,000	4,771,060
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 4.13%, 7/15/26(4)(8)	4,000,000	3,856,604
Series 2014-1A, Class E1, 5.78%, 7/15/26(4)(8)	3,000,000	2,579,523
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class D, 4.28%, 10/15/26(4)(8)	5,000,000	4,898,870
Series 2015-2A, Class D, 6.034%, 4/27/27(4)(8)	3,000,000	2,660,589
Series 2015-2A, Class E, 6.934%, 4/27/27(4)(8)	1,850,000	1,383,185
Series 2015-5A, Class C, 4.746%, 1/20/28(4)(8)	4,000,000	3,955,640
Series 2015-5A, Class D, 6.796%, 1/20/28(4)(8)	2,000,000	1,853,386
Cent CLO LP
Series 2014-22A, Class C, 4.382%, 11/7/26(4)(8)	5,000,000	4,805,165
Cole Park CLO, Ltd.
Series 2015-1A, Class D, 4.596%, 10/20/28(4)(8)	4,000,000	3,935,416
Series 2015-1A, Class E, 6.796%, 10/20/28(4)(8)	2,000,000	1,863,632
Cumberland Park CLO, Ltd.
Series 2015-2A, Class D, 4.096%, 7/20/26(4)(8)	5,000,000	4,759,100
Series 2015-2A, Class F, 7.246%, 7/20/26(4)(8)	2,000,000	1,461,617
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 4.326%, 8/15/28(4)(8)	6,000,000	5,818,878
Series 2015-40A, Class E, 6.576%, 8/15/28(4)(8)	2,500,000	2,301,860
Galaxy CLO, Ltd.
Series 2015-19A, Class C, 4.265%, 1/24/27(4)(8)	5,000,000	4,730,095
Series 2015-19A, Class D, 5.815%, 1/24/27(4)(8)	2,000,000	1,753,956
Series 2015-21A, Class D, 4.596%, 1/20/28(4)(8)	5,000,000	4,856,255
Series 2015-21A, Class E1, 6.296%, 1/20/28(4)(8)	2,500,000	2,263,193
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class D, 4.383%, 5/5/27(4)(8)	4,000,000	3,832,096
Madison Park Funding, Ltd.
Series 2014-15A, Class C, 4.434%, 1/27/26(4)(8)	5,000,000	4,924,775
Series 2015-17A, Class D, 4.147%, 7/21/27(4)(8)	5,000,000	4,808,460
Series 2015-17A, Class E, 6.147%, 7/21/27(4)(8)	5,000,000	4,474,235
Oak Hill Credit Partners, Ltd.
Series 2015-11A, Class D, 4.996%, 10/20/28(4)(8)	5,000,000	5,024,571
Series 2015-11A, Class E, 7.396%, 10/20/28(4)(8)	2,500,000	2,444,212
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 6.154%, 5/21/27(4)(8)	3,000,000	2,687,976
Series 2015-1A, Class E, 7.654%, 5/21/27(4)(8)	2,000,000	1,551,175

Security	Principal Amount	Value
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class D, 4.43%, 7/15/27(4)(8)	$5,000,000	$4,828,940
Series 2015-1A, Class E2, 7.18%, 7/15/27(4)(8)	3,000,000	2,862,285
Palmer Square CLO, Ltd.
Series 2014-1A, Class D, 6.429%, 10/17/22(4)(8)	2,500,000	2,490,488
Series 2015-2A, Class C, 4.346%, 7/20/27(4)(8)	5,000,000	4,797,385
Recette CLO, LLC
Series 2015-1A, Class D, 4.446%, 10/20/27(4)(8)	7,250,000	7,001,245
Series 2015-1A, Class E, 6.396%, 10/20/27(4)(8)	4,500,000	4,081,824
Series 2015-1A, Class F, 8.146%, 10/20/27(4)(8)	2,000,000	1,534,202
Voya CLO, Ltd.
Series 2014-2A, Class C, 3.979%, 7/17/26(4)(8)	7,750,000	7,324,680
Series 2015-3A, Class D2, 6.146%, 10/20/27(4)(8)	7,000,000	6,154,295
Series 2015-3A, Class E, 7.196%, 10/20/27(4)(8)	3,000,000	2,044,423
Wind River CLO, Ltd.
Series 2015-2A, Class D, 4.53%, 10/15/27(4)(8)	5,000,000	4,862,495
Ziggurat CLO, Ltd.
Series 2014-1A, Class D, 4.429%, 10/17/26(4)(8)	5,000,000	4,628,855

Total Asset-Backed Securities (identified cost $196,235,500)		$194,246,165

Senior Floating-Rate Loans — 7.3%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cosmetics/Toiletries — 0.3%
Energizer Holdings, Inc., Term Loan, 3.25%, Maturing 6/30/22	$4,925	$4,924,057

		$4,924,057

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc., Term Loan, 5.00%, Maturing 4/1/22	$4,716	$4,687,151

		$4,687,151

Electronics/Electrical — 2.7%
Avago Technologies Cayman Ltd., Term Loan, 4.25%, Maturing 2/1/23	$15,894	$15,950,206
Dell International, LLC, Term Loan, 4.00%, Maturing 4/29/20	15,070	15,085,074
Sensata Technologies B.V., Term Loan, 3.00%, Maturing 10/14/21	9,827	9,862,532

		$40,897,812

Equipment Leasing — 0.6%
Delos Finance S.a.r.l., Term Loan, 3.50%, Maturing 3/6/21	$10,000	$10,055,000

		$10,055,000

Food Service — 0.3%
Aramark Services, Inc., Term Loan, 3.25%, Maturing 2/24/21	$4,754	$4,773,230

		$4,773,230

Health Care — 0.6%
Hill-Rom Holdings, Inc., Term Loan, 3.50%, Maturing 9/8/22	$8,800	$8,851,330

		$8,851,330

Lodging and Casinos — 0.8%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$5,915	$5,937,181
Las Vegas Sands, LLC, Term Loan, 3.25%, Maturing 12/19/20	6,323	6,341,271

		$12,278,452

Oil and Gas — 0.6%
MEG Energy Corp., Term Loan, 3.75%, Maturing 3/31/20	$9,757	$8,970,165

		$8,970,165

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Steel — 1.1%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 4.25%, Maturing 6/30/19		$16,851	$16,538,737

			$16,538,737

Total Senior Floating-Rate Loans (identified cost $112,295,214)			$111,975,934

Foreign Government Bonds — 28.4%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.7%
Republic of Argentina, 0.75%, 2/22/17	USD	1,080	$1,050,138
Republic of Argentina, 0.75%, 6/9/17	USD	2,687	2,581,455
Republic of Argentina, 0.75%, 9/21/17	USD	1,263	1,197,157
Republic of Argentina, 1.75%, 10/28/16	USD	3,198	3,167,715
Republic of Argentina, 2.40%, 3/18/18	USD	2,305	2,167,819

Total Argentina			$10,164,284

Iceland — 4.5%
Republic of Iceland, 5.875%, 5/11/22(10)	USD	34,234	$40,232,208
Republic of Iceland, 6.25%, 2/5/20	ISK	443,583	3,782,737
Republic of Iceland, 6.50%, 1/24/31	ISK	460,494	4,095,912
Republic of Iceland, 7.25%, 10/26/22	ISK	712,119	6,409,101
Republic of Iceland, 8.00%, 6/12/25	ISK	1,638,392	14,363,820

Total Iceland			$68,883,778

India — 3.8%
India Government Bond, 7.16%, 5/20/23	INR	419,720	$6,289,810
India Government Bond, 8.15%, 11/24/26	INR	1,031,530	16,325,693
India Government Bond, 8.28%, 9/21/27	INR	327,220	5,209,454
India Government Bond, 8.40%, 7/28/24	INR	119,330	1,908,268
India Government Bond, 8.60%, 6/2/28	INR	733,340	12,005,658
India Government Bond, 8.83%, 11/25/23	INR	1,029,770	16,709,284

Total India			$58,448,167

Japan — 6.1%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(11)	JPY	2,841,787	$29,656,689
Japan Government CPI Linked Bond, 0.10%, 3/10/25(11)	JPY	6,066,742	63,398,303

Total Japan			$93,054,992

New Zealand — 5.8%
New Zealand Government Bond, 2.00%, 9/20/25(10)(11)	NZD	44,741	$34,099,693
New Zealand Government Bond, 3.00%, 9/20/30(10)(11)	NZD	62,711	53,958,719

Total New Zealand			$88,058,412

Russia — 2.7%
Russia Government Bond, 6.40%, 5/27/20	RUB	766,187	$10,840,867
Russia Government Bond, 7.60%, 7/20/22	RUB	38,401	560,158
Russia Government Bond, 8.15%, 2/3/27	RUB	314,329	4,728,748
Russia Government Bond, 8.50%, 9/17/31	RUB	1,627,105	24,819,626

Total Russia			$40,949,399

Serbia — 1.1%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,776,320	$16,057,815

Total Serbia			$16,057,815

Security	Principal Amount (000’s omitted)		Value
Thailand — 2.6%
Kingdom of Thailand, 1.25%, 3/12/28(10)(11)	THB	1,478,982	$40,155,620

Total Thailand			$40,155,620

Turkey — 1.1%
Turkey Government Bond, 8.00%, 3/12/25	TRY	8,670	$2,645,301
Turkey Government Bond, 9.00%, 7/24/24	TRY	34,681	11,295,573
Turkey Government Bond, 10.60%, 2/11/26	TRY	8,670	3,099,487

Total Turkey			$17,040,361

Total Foreign Government Bonds (identified cost $416,596,039)			$432,812,828

U.S. Treasury Obligations — 7.3%

Security	Principal Amount		Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(7)(12)		$109,320,299	$111,457,620

Total U.S. Treasury Obligations (identified cost $109,541,739)			$111,457,620

U.S. Government Agency Obligations — 1.6%

Security	Principal Amount		Value
Federal Farm Credit Bank
3.41%, 3/20/35		$12,000,000	$13,512,792

			$13,512,792

Federal Home Loan Bank
5.50%, 7/15/36		$7,000,000	$10,416,959

			$10,416,959

Total U.S. Government Agency Obligations (identified cost $20,530,331)			$23,929,751

Closed-End Funds — 6.7%

Security	Shares		Value
Advent Claymore Convertible Securities and Income Fund		211,682	$3,115,959
BlackRock Corporate High Yield Fund, Inc.		1,000,336	10,763,615
BlackRock Multi-Sector Income Trust		675,742	11,528,159
Brookfield Mortgage Opportunity Income Fund, Inc.		638,252	9,612,075
First Trust High Income Long/Short Fund		772,971	11,834,186
MFS Multimarket Income Trust		1,093,200	6,755,976
Nuveen Floating Rate Income Fund		988,200	10,553,976
Nuveen Mortgage Opportunity Term Fund		324,311	7,660,226
Prudential Global Short Duration High Yield Fund, Inc.		293,307	4,511,062
Prudential Short Duration High Yield Fund, Inc.		241,509	3,873,804
Putnam Premier Income Trust		2,148,937	10,142,983
Wells Fargo Advantage Income Opportunities Fund		669,620	5,631,504
Western Asset High Income Opportunity Fund, Inc.		1,288,797	6,521,313

Total Closed-End Funds (identified cost $107,160,152)			$102,504,838

Currency Options Purchased — 0.5%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call SEK/Put EUR	Goldman Sachs International	EUR	89,685	SEK	9.00	9/7/16	$15,542
Put CNH/Call USD	Standard Chartered Bank	USD	25,581	CNH	6.47	6/15/17	1,246,690
Put CNH/Call USD	Standard Chartered Bank	USD	23,860	CNH	6.47	6/15/17	1,167,923
Put EUR/Call USD	Deutsche Bank AG	USD	25,000	USD	1.10	11/1/16	224,400
Put EUR/Call USD	Deutsche Bank AG	USD	25,000	USD	1.18	11/1/16	1,265,925
Put EUR/Call USD	Deutsche Bank AG	USD	25,000	USD	1.28	11/1/16	2,991,000

Total Currency Options Purchased (identified cost $5,701,880)							$6,911,480

Interest Rate Swaptions Purchased — 0.0%(13)

Description	Counterparty	Expiration Date	Notional Amount		Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.67%	Goldman Sachs International	4/12/17	USD	50,000,000	$224,276

Total Interest Rate Swaptions Purchased (identified cost $1,560,000)					$224,276

Short-Term Investments — 4.9%

Foreign Government Securities — 0.2%

Security	Principal Amount (000’s omitted)		Value
Iceland — 0.2%
Iceland Treasury Bill, 0.00%, 10/17/16	ISK	309,830	$1,707,176
Iceland Treasury Bill, 0.00%, 11/15/16	ISK	132,689	730,402

Total Iceland			$2,437,578

Total Foreign Government Securities (identified cost $2,591,296)			$2,437,578

U.S. Treasury Obligations — 1.1%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 9/22/16(7)		$16,500	$16,494,671

Total U.S. Treasury Obligations (identified cost $16,489,561)			$16,494,671

Other — 3.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(14)	$55,670	$55,669,724

Total Other (identified cost $55,669,724)		$55,669,724

Total Short-Term Investments (identified cost $74,750,581)		$74,601,973

Total Investments — 99.3% (identified cost $1,555,428,982)		$1,514,336,386

Call Options Written — (0.0)%(13)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Gold Futures 10/2016	Not Applicable	44	USD	1,330.00	9/27/16	$(196,240)

Total Call Options Written (premiums received $205,980)						$(196,240)

Put Options Written — (0.0)%(13)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Gold Futures 10/2016	Not Applicable	44	USD	1,330.00	9/27/16	$(95,040)

Total Put Options Written (premiums received $198,820)						$(95,040)

Interest Rate Swaptions Written — (0.0)%(13)

Description	Counterparty	Expiration Date	Notional Amount		Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 1.42%	BNP Paribas	9/29/16	USD	15,000,000	$(128,723)
Option to pay 3-month USD-LIBOR-BBA Rate and receive 1.92%	Goldman Sachs International	4/12/17	USD	240,000,000	(396,048)
Option to pay 3-month USD-LIBOR-BBA Rate and receive 1.42%	BNP Paribas	9/29/16	USD	15,000,000	(194,466)

Total Interest Rate Swaptions Written (premiums received $1,973,750)					$(719,237)

Credit Default Swaptions Written — (0.1)%

Description	Counterparty	Buy/Sell Protection	Exercise Price	Expiration Date	Notional Amount		Value
Call – Markit CDX North America High Yield 5-Year Index	JPMorgan Chase Bank, N.A.	Sell	$103.50	8/17/16	USD	100,000,000	$(897,100)

Total Credit Default Swaptions Written (premiums received $380,000)							$(897,100)

Currency Options Written — (0.3)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call MXN/Put USD	Goldman Sachs International	USD	9,000	MXN	18.84	9/29/16	$(170,244)
Put EUR/Call USD	Deutsche Bank AG	USD	25,000	USD	1.10	11/1/16	(224,400)
Put EUR/Call USD	Deutsche Bank AG	USD	25,000	USD	1.18	11/1/16	(1,265,925)
Put EUR/Call USD	Deutsche Bank AG	USD	25,000	USD	1.28	11/1/16	(2,991,000)
Put MXN/Call USD	Goldman Sachs International	USD	9,000	MXN	18.84	9/29/16	(189,423)

Total Currency Options Written (premiums received $5,779,436)							$(4,840,992)

Other Assets, Less Liabilities — 1.1%							$16,836,398

Net Assets — 100.0%							$1,524,424,175

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2016.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(6)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2016.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $316,273,503 or 20.7% of the Portfolio’s net assets.

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $168,446,240 or 11.0% of the Portfolio’s net assets.

(11)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(13)	Amount is less than 0.05% or (0.05)%, as applicable.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $370,434.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PEN	5,687,477	USD	1,692,701	BNP Paribas	8/3/16	$4,872	$—
USD	1,587,572	PEN	5,687,477	BNP Paribas	8/3/16	—	(110,001)
USD	830,763	ZAR	12,195,184	Standard Chartered Bank	8/4/16	—	(47,417)
EUR	8,922,534	SEK	84,243,000	Goldman Sachs International	8/8/16	129,882	—
EUR	6,820,496	SEK	64,397,075	Goldman Sachs International	8/8/16	99,204	—
EUR	7,644,413	SEK	71,504,000	JPMorgan Chase Bank, N.A.	8/8/16	189,771	—
EUR	6,226,900	SEK	58,496,000	JPMorgan Chase Bank, N.A.	8/8/16	125,233	—
SEK	61,189,000	EUR	6,499,684	Goldman Sachs International	8/8/16	—	(115,470)
SEK	69,900,000	EUR	7,572,282	Goldman Sachs International	8/8/16	—	(296,614)
SEK	219,000,000	EUR	23,566,006	JPMorgan Chase Bank, N.A.	8/8/16	—	(752,274)
USD	21,282,999	INR	1,436,313,000	BNP Paribas	8/9/16	—	(157,140)
USD	7,314,646	INR	493,596,000	Standard Chartered Bank	8/9/16	—	(53,363)
USD	32,641,625	NZD	45,831,139	Standard Chartered Bank	8/10/16	—	(444,216)
USD	12,369,150	NZD	18,176,561	Standard Chartered Bank	8/10/16	—	(752,645)
IDR	107,467,857,000	USD	7,911,705	Goldman Sachs International	8/11/16	283,805	—
USD	7,793,806	IDR	107,467,857,000	Deutsche Bank AG	8/11/16	—	(401,704)
USD	1,129,663	RUB	76,100,894	Deutsche Bank AG	8/12/16	—	(20,598)
USD	3,214,900	RUB	218,484,623	Deutsche Bank AG	8/12/16	—	(87,483)
USD	2,941,262	RUB	200,748,486	Deutsche Bank AG	8/12/16	—	(93,041)
IDR	89,606,410,000	USD	6,639,479	BNP Paribas	8/16/16	189,715	—
IDR	86,210,990,000	USD	6,386,472	Standard Chartered Bank	8/16/16	183,946	—
NZD	33,612,559	USD	23,950,629	Goldman Sachs International	8/16/16	307,969	—
NZD	22,478,589	USD	16,170,311	Goldman Sachs International	8/16/16	52,764	—
USD	4,945,151	IDR	67,748,565,000	Goldman Sachs International	8/16/16	—	(218,187)
USD	2,921,759	IDR	40,320,270,000	Standard Chartered Bank	8/16/16	—	(151,179)
USD	4,946,956	IDR	67,748,565,000	Standard Chartered Bank	8/16/16	—	(216,381)
USD	56,019,986	NZD	82,391,420	Goldman Sachs International	8/16/16	—	(3,442,917)
USD	32,432,277	NZD	47,888,897	Standard Chartered Bank	8/19/16	—	(2,125,060)
EUR	2,632,896	RSD	325,347,000	Deutsche Bank AG	8/22/16	884	—
RSD	125,664,000	EUR	1,015,959	Deutsche Bank AG	8/22/16	762	—
RSD	119,270,000	EUR	964,733	Deutsche Bank AG	8/22/16	200	—
RSD	80,413,000	EUR	650,696	Deutsche Bank AG	8/22/16	—	(160)
USD	6,012,510	ZAR	97,274,000	JPMorgan Chase Bank, N.A.	8/22/16	—	(967,243)
USD	3,642,123	RUB	250,086,401	Deutsche Bank AG	8/23/16	—	(127,285)
USD	6,480,676	RUB	444,412,352	Goldman Sachs International	8/23/16	—	(217,696)
CAD	161,000	USD	124,181	Standard Chartered Bank	8/24/16	—	(852)
CAD	46,929,000	USD	36,207,854	Standard Chartered Bank	8/24/16	—	(259,365)
USD	35,887,802	CAD	47,090,000	Standard Chartered Bank	8/24/16	—	(184,016)
USD	2,589,587	JPY	269,987,801	Standard Chartered Bank	8/25/16	—	(58,457)
USD	2,560,647	JPY	269,546,543	Standard Chartered Bank	8/25/16	—	(83,069)
USD	3,252,695	JPY	344,141,641	Standard Chartered Bank	8/25/16	—	(122,651)
USD	25,257,736	JPY	2,633,737,790	Standard Chartered Bank	8/25/16	—	(574,003)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	20,168,924	JPY	2,138,470,650	Standard Chartered Bank	8/25/16	$—	$(805,228)
USD	34,643,127	JPY	3,781,453,192	Standard Chartered Bank	8/25/16	—	(2,445,421)
USD	1,279,090	PEN	4,496,000	Standard Chartered Bank	8/29/16	—	(58,707)
USD	2,678,810	TRY	8,137,153	BNP Paribas	8/29/16	—	(27,253)
USD	14,838,271	TRY	44,886,512	Standard Chartered Bank	9/1/16	—	(78,602)
USD	32,554,960	ZAR	491,645,000	BNP Paribas	9/9/16	—	(2,598,256)
USD	17,395,192	CNH	114,770,000	Bank of America, N.A.	9/13/16	103,416	—
USD	19,090,950	CNH	125,964,000	Standard Chartered Bank	9/13/16	112,634	—
USD	2,933,262	ZAR	44,084,000	BNP Paribas	9/19/16	—	(212,651)
USD	2,931,829	ZAR	45,738,000	BNP Paribas	9/19/16	—	(332,117)
USD	11,519,092	EUR	10,084,563	Goldman Sachs International	9/28/16	217,535	—
USD	2,448,440	EUR	2,143,758	Standard Chartered Bank	9/28/16	45,975	—
USD	52,125,761	SGD	71,042,200	Standard Chartered Bank	9/29/16	—	(839,766)
MXN	44,276,544	USD	2,400,000	HSBC Bank USA, N.A.	10/3/16	—	(53,869)
USD	2,500,000	MXN	47,172,375	HSBC Bank USA, N.A.	10/3/16	424	—
SEK	231,280,000	EUR	24,579,284	Goldman Sachs International	10/17/16	—	(437,238)
USD	25,186,829	EUR	22,745,550	Standard Chartered Bank	10/19/16	—	(326,794)
USD	22,135,065	RUB	1,428,431,064	Deutsche Bank AG	10/19/16	909,359	—
RUB	33,230,839	USD	500,201	BNP Paribas	10/26/16	—	(7,211)
RUB	33,230,830	USD	500,374	Credit Suisse International	10/26/16	—	(7,384)
USD	1,447,073	EUR	1,301,389	Standard Chartered Bank	10/27/16	—	(13,185)
USD	2,574,612	EUR	2,307,931	Standard Chartered Bank	10/27/16	—	(15,062)
USD	11,792,232	EUR	10,648,287	Standard Chartered Bank	10/27/16	—	(155,957)
SEK	112,812,000	EUR	11,833,592	Goldman Sachs International	10/31/16	—	(37,882)
KES	94,679,000	USD	913,009	Citibank, N.A.	11/2/16	4,996	—
USD	1,675,498	PEN	5,687,477	BNP Paribas	11/2/16	—	(5,894)
USD	852,803	PEN	3,004,000	BNP Paribas	11/2/16	—	(35,271)
USD	1,065,720	PEN	3,754,000	Standard Chartered Bank	11/2/16	—	(44,077)
USD	804,408	PEN	2,920,000	Standard Chartered Bank	11/4/16	—	(58,683)
USD	781,627	PEN	2,846,296	Standard Chartered Bank	11/4/16	—	(59,678)
USD	10,106,971	THB	356,675,000	Deutsche Bank AG	11/10/16	—	(117,599)
USD	5,991,946	THB	211,276,000	Standard Chartered Bank	11/10/16	—	(64,566)
USD	2,171,295	CNH	14,387,000	Bank of America, N.A.	11/14/16	10,190	—
USD	5,520,826	CNH	36,589,000	Goldman Sachs International	11/14/16	24,706	—
USD	8,064,917	THB	285,740,000	Deutsche Bank AG	11/15/16	—	(125,896)
USD	1,523,342	THB	53,972,000	JPMorgan Chase Bank, N.A.	11/15/16	—	(23,780)
USD	5,351,049	CNH	35,376,000	Citibank, N.A.	11/18/16	38,238	—
USD	2,111,237	CNH	13,988,000	Goldman Sachs International	11/18/16	10,502	—
USD	2,660,768	CNH	17,593,000	Deutsche Bank AG	11/30/16	20,272	—
USD	6,395,856	CNH	42,291,000	Standard Chartered Bank	11/30/16	48,489	—
USD	1,449,011	PEN	5,165,000	BNP Paribas	12/7/16	—	(73,290)
USD	1,198,586	PEN	4,409,000	BNP Paribas	12/7/16	—	(100,895)
USD	1,648,709	CNH	11,109,000	BNP Paribas	12/19/16	—	(16,978)
CNH	148,762,000	USD	22,029,024	Standard Chartered Bank	12/21/16	274,090	—
USD	1,680,687	PEN	5,674,000	BNP Paribas	12/21/16	10,393	—
TWD	202,955,000	USD	6,285,382	Deutsche Bank AG	1/12/17	129,708	—
TWD	150,692,000	USD	4,669,001	JPMorgan Chase Bank, N.A.	1/12/17	94,138	—
USD	16,556,341	CNH	114,627,000	Standard Chartered Bank	1/12/17	—	(609,551)
USD	6,060,167	TWD	202,955,000	Deutsche Bank AG	1/12/17	—	(354,924)
USD	4,503,646	TWD	150,692,000	JPMorgan Chase Bank, N.A.	1/12/17	—	(259,493)
TWD	194,319,000	USD	6,011,415	BNP Paribas	1/17/17	131,497	—
TWD	193,943,000	USD	6,006,287	BNP Paribas	1/17/17	124,739	—
TWD	195,044,000	USD	6,053,507	Citibank, N.A.	1/17/17	112,324	—
TWD	179,661,000	USD	5,562,260	Deutsche Bank AG	1/17/17	117,276	—
USD	5,766,964	TWD	193,943,000	BNP Paribas	1/17/17	—	(364,062)
USD	5,784,223	TWD	195,044,000	Citibank, N.A.	1/17/17	—	(381,608)
USD	5,315,414	TWD	179,661,000	Deutsche Bank AG	1/17/17	—	(364,121)
USD	5,779,863	TWD	194,319,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(363,049)
TWD	105,890,000	USD	3,286,468	BNP Paribas	1/19/17	61,154	—
TWD	97,065,000	USD	3,011,168	Goldman Sachs International	1/19/17	57,459	—
USD	3,132,840	TWD	105,890,000	BNP Paribas	1/19/17	—	(214,781)
USD	2,860,405	TWD	97,065,000	Goldman Sachs International	1/19/17	—	(208,221)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RON	43,930,000	EUR	9,750,305	BNP Paribas	2/3/17	$84,601	$—
TWD	1,477,534,000	USD	45,871,903	Barclays Bank PLC	2/24/17	865,062	—
TWD	453,354,000	USD	14,066,212	BNP Paribas	2/24/17	274,162	—
TWD	440,479,000	USD	13,709,275	Citibank, N.A.	2/24/17	223,840	—
USD	43,925,855	TWD	1,477,534,000	Barclays Bank PLC	2/24/17	—	(2,811,109)
USD	13,506,748	TWD	453,354,000	BNP Paribas	2/24/17	—	(833,626)
USD	13,129,031	TWD	440,479,000	Citibank, N.A.	2/24/17	—	(804,084)
RON	52,895,592	EUR	11,719,418	BNP Paribas	2/28/17	117,152	—
RON	17,985,000	EUR	3,976,343	BNP Paribas	2/28/17	49,277	—
RON	43,120,000	EUR	9,540,878	Deutsche Bank AG	3/2/17	109,280	—
RON	40,281,528	EUR	8,939,928	Bank of America, N.A.	3/6/17	70,503	—
RON	6,436,000	EUR	1,427,684	Bank of America, N.A.	3/6/17	12,052	—
RON	47,757,000	EUR	10,592,658	Deutsche Bank AG	3/7/17	90,455	—
RON	33,465,000	EUR	7,428,413	Deutsche Bank AG	3/7/17	56,876	—
RON	67,963,000	EUR	15,067,731	BNP Paribas	3/8/17	135,851	—
USD	5,732,576	CNH	37,835,000	Goldman Sachs International	3/15/17	86,381	—
USD	8,297,128	CNH	54,729,000	Standard Chartered Bank	3/15/17	129,807	—
USD	6,323,108	CNH	41,742,000	Citibank, N.A.	3/22/17	96,456	—
USD	5,052,200	CNH	33,294,000	Goldman Sachs International	3/22/17	85,736	—
USD	7,574,852	CNH	49,941,000	Standard Chartered Bank	3/22/17	125,155	—
USD	7,893,491	THB	277,693,000	Deutsche Bank AG	7/25/17	—	(55,135)
USD	4,684,085	THB	165,114,000	Standard Chartered Bank	7/25/17	—	(42,103)
USD	58,574,272	CNH	398,700,429	JPMorgan Chase Bank, N.A.	7/31/17	—	(458,787)

						$6,841,167	$(29,384,331)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
Gold	4	Long	Oct-16	$548,320	$541,240	$(7,080)
Equity Futures
E-mini S&P 500 Index	520	Short	Sep-16	(52,832,000)	(56,373,200)	(3,541,200)
Interest Rate Futures
CME 90-Day Eurodollar	3,260	Short	Mar-17	(803,000,305)	(807,991,000)	(4,990,695)
CME 90-Day Eurodollar	1,052	Short	Mar-18	(260,725,050)	(260,422,600)	302,450
CME 90-Day Eurodollar	2,285	Short	Jun-18	(563,913,013)	(565,480,375)	(1,567,362)
Japan 10-Year Bond	74	Short	Sep-16	(110,828,049)	(110,671,828)	156,221
U.S. 5-Year Deliverable Interest Rate Swap	415	Short	Sep-16	(43,043,281)	(43,361,015)	(317,734)
U.S. 5-Year Treasury Note	1,327	Short	Sep-16	(160,337,578)	(161,914,734)	(1,577,156)
U.S. 10-Year Deliverable Interest Rate Swap	400	Short	Sep-16	(42,445,442)	(43,293,750)	(848,308)
U.S. 10-Year Treasury Note	298	Short	Sep-16	(39,829,563)	(39,647,969)	181,594
U.S. Ultra-Long Treasury Bond	334	Long	Sep-16	64,152,469	63,637,438	(515,031)

						$(12,724,301)

CME: Chicago Mercantile Exchange.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Depreciation
LCH.Clearnet	$40,000	Pays	Return on CPI-U (NSA)	Receives	1.37%	9/24/20	$(17,156)
LCH.Clearnet	40,000	Receives	Return on CPI-U (NSA)	Pays	1.73	9/24/25	(576,238)

							$(593,394)

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$29,000	Receives	Return on CPI-U (NSA)	Pays	1.86%	3/22/26	$(399,669)
Bank of America, N.A.	29,000	Receives	Return on CPI-U (NSA)	Pays	1.85	5/10/26	(272,356)
BNP Paribas	16,000	Receives	Return on CPI-U (NSA)	Pays	1.75	6/22/26	7,318
Citibank, N.A.	25,000	Receives	Return on CPI-U (NSA)	Pays	1.83	4/15/26	(209,760)
Credit Suisse International	50,000	Pays	Return on CPI-U (NSA)	Receives	1.60	2/3/20	803,671
Credit Suisse International	50,000	Receives	Return on CPI-U (NSA)	Pays	1.88	2/3/25	(1,989,931)
Goldman Sachs International	37,300	Pays	Return on CPI-U (NSA)	Receives	1.43	9/25/20	96,120
Goldman Sachs International	18,000	Receives	Return on CPI-U (NSA)	Pays	1.80	9/25/25	(377,564)
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	3/23/26	(578,040)
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	4/1/26	(554,340)

							$(3,474,551)

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	215,637	Pays	Mexico Interbank TIIE 28 Day	6.26%		9/29/25	$88,749
CME Group, Inc.	MXN	215,637	Pays	Mexico Interbank TIIE 28 Day	6.29		10/1/25	117,765
CME Group, Inc.	MXN	357,439	Pays	Mexico Interbank TIIE 28 Day	6.24		10/2/25	115,166
CME Group, Inc.	USD	5,000	Pays	3-month USD-LIBOR-BBA	0.90		5/11/17	6,166
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA	1.66		2/24/19	(99,030)
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA	1.77		3/28/19	(27,871)
CME Group, Inc.(1)	USD	12,300	Receives	3-month USD-LIBOR-BBA	2.25	(2)	9/21/26	(355,334)
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.79		9/21/45	26,051,593
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.52		10/28/45	19,122,834
LCH.Clearnet	HUF	2,125,500	Receives	6-month HUF BUBOR	1.92		7/28/26	503
LCH.Clearnet(1)	HUF	1,495,700	Receives	6-month HUF BUBOR	1.94		8/1/26	(6,339)
LCH.Clearnet	JPY	150,490	Receives	6-month JPY-LIBOR-BBA	0.22		7/14/46	42,872
LCH.Clearnet	JPY	811,440	Receives	6-month JPY-LIBOR-BBA	0.24		7/15/46	185,770
LCH.Clearnet	JPY	300,970	Receives	6-month JPY-LIBOR-BBA	0.25		7/15/46	65,603
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03		11/26/17	2,014,967

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02%		11/27/17	$752,096
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96		11/28/17	1,354,710
LCH.Clearnet	NZD	99,166	Pays	3-month NZD Bank Bill	3.90		5/16/23	7,599,558
LCH.Clearnet	NZD	10,700	Pays	3-month NZD Bank Bill	4.05		6/16/25	1,045,149
LCH.Clearnet	NZD	17,611	Pays	3-month NZD Bank Bill	4.05		6/16/25	1,719,576
LCH.Clearnet	PLN	30,010	Pays	6-month PLN WIBOR	2.23		7/28/26	6,225
LCH.Clearnet(1)	PLN	21,649	Pays	6-month PLN WIBOR	2.22		8/1/26	683
LCH.Clearnet	USD	5,000	Receives	3-month USD-LIBOR-BBA	0.90		5/11/17	(6,007)
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA	2.78		9/21/45	(26,423,339)
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA	2.50		10/28/45	(19,288,951)
LCH.Clearnet(1)	USD	1,500	Receives	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	(85,236)

								$13,997,878

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CNY	33,718	Pays	7-day China Fixing Repo Rates	2.22%	3/30/18	$(18,022)
BNP Paribas	CNY	96,700	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	3,636
BNP Paribas	CNY	126,610	Pays	7-day China Fixing Repo Rates	2.50	5/6/18	28,210
Credit Suisse International	RUB	1,885,404	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	3,347,354
Credit Suisse International	RUB	628,468	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	1,070,156
Credit Suisse International	RUB	942,702	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	1,567,227
Credit Suisse International	RUB	616,145	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	1,012,153
Deutsche Bank AG	CNY	196,293	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	7,962
Deutsche Bank AG	CNY	103,312	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	5,415
Deutsche Bank AG	CNY	240,328	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	10,197
Deutsche Bank AG	CNY	149,148	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	6,463
Deutsche Bank AG	CNY	38,691	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	1,985
Deutsche Bank AG	CNY	74,067	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	4,141
Deutsche Bank AG	CNY	97,355	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	6,341
Deutsche Bank AG	CNY	84,666	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(44,171)
Deutsche Bank AG	CNY	120,580	Pays	7-day China Fixing Repo Rates	2.51	5/9/18	31,122
Goldman Sachs International	CNY	196,292	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	7,962

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49%	6/25/17	$20,292
Goldman Sachs International	CNY	194,494	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	6,563
Goldman Sachs International	CNY	55,274	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	2,521
Goldman Sachs International	CNY	69,940	Pays	7-day China Fixing Repo Rates	2.49	5/6/18	13,535
Goldman Sachs International	RUB	1,405,144	Pays	3-month Moscow Prime Offered Rate	10.16	3/18/20	1,014,886
JPMorgan Chase Bank, N.A.	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	20,292
JPMorgan Chase Bank, N.A.	CNY	116,360	Pays	7-day China Fixing Repo Rates	2.50	5/9/18	26,626
JPMorgan Chase Bank, N.A.	CNY	135,280	Pays	7-day China Fixing Repo Rates	2.50	5/9/18	30,956
Standard Chartered Bank	CNY	206,623	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	11,596
Standard Chartered Bank	CNY	251,214	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	28,421
Standard Chartered Bank	CNY	187,466	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	4,948
Standard Chartered Bank	CNY	35,375	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	1,651
Standard Chartered Bank	CNY	98,159	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(52,466)
Standard Chartered Bank	CNY	124,190	Pays	7-day China Fixing Repo Rates	2.51	5/9/18	32,053

							$8,210,005

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Markit CDX North America High Yield Index	ICE Clear Credit	$20,370	5.00	%(1)	12/20/19	2.79%	$1,543,157	$(788,340)	$754,817
Markit CDX North America High Yield Index	ICE Clear Credit	29,700	5.00	(1)	12/20/20	3.74	1,628,134	44,147	1,672,281

Total		$50,070					$3,171,291	$(744,193)	$2,427,098

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $50,070,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation
Goldman Sachs International	$ 43,008	Receives	Market IOS Index Series FN-3513, 3.50%, 30-year	Pays	1-month USD-LIBOR-BBA	1/12/43	$145,212

							$145,212

Currency Abbreviations:

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at July 31, 2016 were $14,297,497 or 0.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options and swaptions activity for the fiscal year to date ended July 31, 2016 was as follows:

	Principal Amount of Contracts (000’s omitted)	Number of Contracts	Notional Amount — Swaptions (000’s omitted)			Premiums Received
Currency	USD		EUR	GBP	USD	USD
Outstanding, beginning of period	231,165	986	19,400	14,200	23,000	14,298,832
Options written	353,600	5,076	178,000	75,000	563,000	21,229,122
Options terminated in closing purchase transactions	—	(96)	—	(5,000)	—	(360,480)
Options exercised	(277,613)	(2,844)	(98,700)	(42,100)	(108,000)	(15,569,712)
Options expired	(214,152)	(3,034)	(98,700)	(42,100)	(108,000)	(11,059,776)

Outstanding, end of period	93,000	88	—	—	370,000	8,537,986

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, cross-currency swaps and volatility swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps, cross-currency swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures contracts*	$—	$(7,080)
Commodity	Options written	—	(291,280)

Total		$—	$(298,360)

Credit	Credit default swaps (centrally cleared)*	$2,427,098	$—
Credit	Credit default swaptions written	—	(897,100)

Total		$2,427,098	$(897,100)

Equity Price	Financial futures contracts*	$—	$(3,541,200)

Total		$—	$(3,541,200)

Foreign Exchange	Currency options purchased	$6,911,480	$—
Foreign Exchange	Currency options written	—	(4,840,992)
Foreign Exchange	Forward foreign currency exchange contracts	6,841,167	(29,384,331)

Total		$13,752,647	$(34,225,323)

Interest Rate	Financial futures contracts*	$640,265	$(9,816,286)
Interest Rate	Inflation swaps	907,109	(4,381,660)
Interest Rate	Inflation swaps (centrally cleared)	—	(593,394)
Interest Rate	Interest rate swaps	8,324,664	(114,659)
Interest Rate	Interest rate swaps (centrally cleared)	60,289,985	(46,292,107)
Interest Rate	Interest rate swaptions purchased	224,276	—
Interest Rate	Interest rate swaptions written	—	(719,237)
Interest Rate	Total return swaps	145,212	—

Total		$70,531,511	$(61,917,343)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,592,252,065

Gross unrealized appreciation	$40,650,562
Gross unrealized depreciation	(112,765,998)

Net unrealized depreciation	$(72,115,436)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$252,503,046	$—	$252,503,046
Mortgage Pass-Throughs	—	49,354,761	—	49,354,761
Commercial Mortgage-Backed Securities	—	153,813,714	—	153,813,714
Asset-Backed Securities	—	194,246,165	—	194,246,165
Senior Floating-Rate Loans	—	111,975,934	—	111,975,934
Foreign Government Bonds	—	432,812,828	—	432,812,828
U.S. Treasury Obligations	—	111,457,620	—	111,457,620
U.S. Government Agency Obligations	—	23,929,751	—	23,929,751
Closed-End Funds	102,504,838	—	—	102,504,838
Currency Options Purchased	—	6,911,480	—	6,911,480
Interest Rate Swaptions Purchased	—	224,276	—	224,276
Short-Term Investments -
Foreign Government Securities	—	2,437,578	—	2,437,578
U.S. Treasury Obligations	—	16,494,671	—	16,494,671
Other	—	55,669,724	—	55,669,724
Total Investments	$102,504,838	$1,411,831,548	$—	$1,514,336,386
Forward Foreign Currency Exchange Contracts	$—	$6,841,167	$—	$6,841,167
Futures Contracts	640,265	—	—	640,265
Swap Contracts	—	72,838,261	—	72,838,261
Total	$103,145,103	$1,491,510,976	$—	$1,594,656,079

Liability Description
Call Options Written	$(196,240)	$—	$—	$(196,240)
Put Options Written	(95,040)	—	—	(95,040)
Interest Rate Swaptions Written	—	(719,237)	—	(719,237)
Credit Default Swaptions Written	—	(897,100)	—	(897,100)
Currency Options Written	—	(4,840,992)	—	(4,840,992)
Forward Foreign Currency Exchange Contracts	—	(29,384,331)	—	(29,384,331)
Futures Contracts	(13,364,566)	—	—	(13,364,566)
Swap Contracts	—	(51,381,820)	—	(51,381,820)
Total	$(13,655,846)	$(87,223,480)	$—	$(100,879,326)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016